UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           IndexIQ Advisors LLC
Address:        800 Westchester Avenue, Suite N-611
                Rye Brook, NY 10573

Form 13F File Number:  28-13712

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Adam S. Patti
Title:         Chief Executive Officer
Phone:         914.697.4945

Signature, Place, and Date of Signing:

 /s/ Adam S. Patti            Rye Brook, New York          April 14, 2010
 -----------------            -------------------        ------------------
    [Signature]                  [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2

Form 13F Information Table Entry Total:          90

Form 13F Information Table Value Total:         $204,688
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.     Form 13F File Number       Name

     01      28-13711                   Financial Development LLC

     02      28-13710                   Financial Development Holdco LLC

          Column 1                   Column 2     Column 3   Column 4       Column 5      Column 6  Column 7         Column 8
          --------                   --------     --------   --------       --------      --------  --------         --------
                                TITLE OF          CUSIP        VALUE     SHARES  SH/ PUT/  INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                  CLASS                        (x$1000)   PRN AMT  PRN CALL  DSCRETN  MANAGERS  SOLE     SHARED  NONE
-----------------------------   ----------------  ---------  --------   -------  --------  -------  --------  -------  ------  ----
3COM CORP                       COM               885535104       849   107,462    SH       Shared   01, 02   107,462
AIRGAS INC                      COM               009363102     1,245    19,433    SH       Shared   01, 02    19,433
AIRVANA INC                     COM               00950V101        59     7,692    SH       Shared   01, 02     7,692
ALLEGHENY ENERGY INC            COM               017361106       807    34,717    SH       Shared   01, 02    34,717
ALPHA NATURAL RESOURCES INC     COM               02076X102       126     2,374    SH       Shared   01, 02     2,374
AMERICAN WTR WKS CO INC NEW     COM               030420103        26     1,198    SH       Shared   01, 02     1,198
ANADARKO PETE CORP              COM               032511107        24       325    SH       Shared   01, 02       325
APACHE CORP                     COM               037411105        28       262    SH       Shared   01, 02       262
ARCH COAL INC                   COM               039380100        83     3,286    SH       Shared   01, 02     3,286
ARCHER DANIELS MIDLAND CO       COM               039483102        63     2,222    SH       Shared   01, 02     2,222
BARCLAYS BK PLC                 DJUBS CMDT ETN36  06738C778       679    16,671    SH       Shared   01, 02    16,671
BARCLAYS BK PLC                 IPSP CROIL ETN    06738C786         3       104    SH       Shared   01, 02       104
BOWNE & CO INC                  COM               103043105        44     3,930    SH       Shared   01, 02     3,930
BRINKS HOME SEC HLDGS INC       COM               109699108       320     7,482    SH       Shared   01, 02     7,482
BUCYRUS INTL INC NEW            COM               118759109       104     1,455    SH       Shared   01, 02     1,455
BUNGE LIMITED                   COM               G16962105        29       483    SH       Shared   01, 02       483
CEDAR FAIR L P                  DEPOSITRY UNIT    150185106       122     8,644    SH       Shared   01, 02     8,644
CHEVRON CORP NEW                COM               166764100        60       753    SH       Shared   01, 02       753
CONAGRA FOODS INC               COM               205887102        42     1,655    SH       Shared   01, 02     1,655
CONOCOPHILLIPS                  COM               20825C104        37       673    SH       Shared   01, 02       673
CONSOL ENERGY INC               COM               20854P109       162     3,523    SH       Shared   01, 02     3,523
CURRENCYSHS JAPANESE YEN TR     JAPANESE YEN      23130A102       805     7,564    SH       Shared   01, 02     7,564
EXXON MOBIL CORP                COM               30231G102       120     1,741    SH       Shared   01, 02     1,741
FLOWSERVE CORP                  COM               34354P105        34       296    SH       Shared   01, 02       296
GENERAL MLS INC                 COM               370334104        80     1,132    SH       Shared   01, 02     1,132
HERSHEY CO                      COM               427866108        31       697    SH       Shared   01, 02       697
HORMEL FOODS CORP               COM               440452100        48     1,156    SH       Shared   01, 02     1,156
IDEX CORP                       COM               45167R104        21       612    SH       Shared   01, 02       612
ISHARES INC                     MSCI BRAZIL       464286400        65       855    SH       Shared   01, 02       855
ISHARES INC                     MSCI FRANCE       464286707        46     1,811    SH       Shared   01, 02     1,811
ISHARES INC                     MSCI GERMAN       464286806        34     1,525    SH       Shared   01, 02     1,525
ISHARES INC                     MSCI ITALY        464286855        57     3,127    SH       Shared   01, 02     3,127
ISHARES INC                     MSCI NETHR INVES  464286814        59     2,811    SH       Shared   01, 02     2,811
ISHARES INC                     MSCI TAIWAN       464286731        60     4,583    SH       Shared   01, 02     4,583
ISHARES INC                     MSCI AUSTRIA INV  464286202        61     2,942    SH       Shared   01, 02     2,942
ISHARES INC                     MSCI STH AFRCA    464286780        21       343    SH       Shared   01, 02       343
ISHARES SILVER TRUST            ISHARES           46428Q109         5       251    SH       Shared   01, 02       251
ISHARES TR                      BARCLYS CR BD     464288620     2,309    22,598    SH       Shared   01, 02    22,598
ISHARES TR                      JPMORGAN USD      464288281     3,013    28,934    SH       Shared   01, 02    28,934
ISHARES TR                      BARCLYS SH TREA   464288679     8,177    74,224    SH       Shared   01, 02    74,224
ISHARES TR                      HIGH YLD CORP     464288513     7,613    86,086    SH       Shared   01, 02    86,086
ISHARES TR INDEX                BARCLY USAGG B    464287226    11,332   109,190    SH       Shared   01, 02   109,190
ISHARES TR INDEX                MSCI EAFE IDX     464287465    17,308   302,847    SH       Shared   01, 02   302,847
ISHARES TR INDEX                RUSSELL 2000      464287655       158     2,250    SH       Shared   01, 02     2,250
ISHARES TR INDEX                 IBOXX INV CPBD   464287242    52,782   501,682    SH       Shared   01, 02   501,682
ISHARES TR INDEX                BARCLYS 1-3 YR    464287457     4,353    52,311    SH       Shared   01, 02    52,311
ISHARES TR INDEX                BARCLYS TIPS BD   464287176         1        14    SH       Shared   01, 02        14
ISHARES TR INDEX                BARCLYS 20+ YR    464287432       670     7,533    SH       Shared   01, 02     7,533
ISHARES TR INDEX                MSCI EMERG MKT    464287234    21,654   494,618    SH       Shared   01, 02   494,618
JOY GLOBAL INC                  COM               481165108       122     2,016    SH       Shared   01, 02     2,016
KELLOGG CO                      COM               487836108        72     1,357    SH       Shared   01, 02     1,357
KRAFT FOODS INC                 CL A              50075N104       151     5,007    SH       Shared   01, 02     5,007
MASSEY ENERGY CO                COM               576206106        80     1,721    SH       Shared   01, 02     1,721
MEADWESTVACO CORP               COM               583334107       192     7,234    SH       Shared   01, 02     7,234
NEWMONT MINING CORP             COM               651639106       167     3,074    SH       Shared   01, 02     3,074
OCCIDENTAL PETE CORP DEL        COM               674599105        27       310    SH       Shared   01, 02       310
PEABODY ENERGY CORP             COM               704549104       241     5,199    SH       Shared   01, 02     5,199
PENTAIR INC                     COM               709631105        22       599    SH       Shared   01, 02       599
POWERSHARES DB CMDTY IDX TRA    UNIT BEN INT      73935S105     4,982   205,342    SH       Shared   01, 02   205,342
POWERSHARES DB G10 CURCY HAR    COM UT BEN INT    73935Y102    10,294   429,990    SH       Shared   01, 02   429,990
POWERSHARES GLOBAL ETF TRUST    SOVEREIGN DEBT    73936T573     1,294    49,050    SH       Shared   01, 02    49,050
POWERSHS DB MULTI SECT COMM      DB OIL FUND      73936B507       199     6,893    SH       Shared   01, 02     6,893
POWERSHS DB MULTI SECT COMM     DB AGRICULT FD    73936B408         2        70    SH       Shared   01, 02        70
POWERSHS DB MULTI SECT COMM     DB ENERGY FUND    73936B101         2        71    SH       Shared   01, 02        71
POWERSHS DB MULTI SECT COMM     DB BASE METALS    73936B705         4       192    SH       Shared   01, 02       192
POWERSHS DB MULTI SECT COMM     DB PREC MTLS      73936B200         2        47    SH       Shared   01, 02        47
PROSHARES TR                    PSHS REAL ESTAT   74347R552       541    97,700    SH       Shared   01, 02    97,700
PROSHARES TR                    PSHS ULSHRUS2000  74347R834        29     1,538    SH       Shared   01, 02     1,538
PROSHARES TR II                 ULTRASHRT EURO    74347W882         6       268    SH       Shared   01, 02       268
SARA LEE CORP                   COM               803111103        36     2,584    SH       Shared   01, 02     2,584
SCHLUMBERGER LTD                COM               806857108        38       573    SH       Shared   01, 02       573
SEABOARD CORP                   COM               811543107        17        12    SH       Shared   01, 02        12
SMITH INTL INC                  COM               832110100     2,436    54,308    SH       Shared   01, 02    54,308
SMITHFIELD FOODS INC            COM               832248108        27     1,332    SH       Shared   01, 02     1,332
SMUCKER J M CO                  COM NEW           832696405        29       463    SH       Shared   01, 02       463
SPDR GOLD TRUST                 GOLD SHS          78463V107       239     2,101    SH       Shared   01, 02     2,101
SPDR SERIES TRUST               BRCLYS AGG ETF    78464A649       216     3,918    SH       Shared   01, 02     3,918
SPDR SERIES TRUST               BRCLYS YLD ETF    78464A417    10,282   259,067    SH       Shared   01, 02   259,067
SPDR SERIES TRUST               BRCLYS INTL ETF   78464A516     3,132    56,282    SH       Shared   01, 02    56,282
SPDR SERIES TRUST               BRCLYS 1-3MT ETF  78464A680     3,805    83,013    SH       Shared   01, 02    83,013
SWITCH & DATA FACILITIES COM    COM               871043105       317    17,188    SH       Shared   01, 02    17,188
TERRA INDS INC                  COM               880915103     2,472    54,071    SH       Shared   01, 02    54,071
TRANSOCEAN LTD                  REG SHS           H8817H100        15       178    SH       Shared   01, 02       178
TYSON FOODS INC                 CL A              902494103        48     2,448    SH       Shared   01, 02     2,448
VANGUARD BD INDEX FD INC        TOTAL BND MRKT    921937835     6,947    88,009    SH       Shared   01, 02    88,009
VANGUARD BD INDEX FD INC        SHORT TRM BOND    921937827     2,364    29,640    SH       Shared   01, 02    29,640
VANGUARD INTL EQUITY INDEX F    EMR MKT ETF       922042858    13,206   302,332    SH       Shared   01, 02   302,332
VANGUARD TAX-MANAGED FD         EUROPE PAC ETF    921943858     2,162    61,257    SH       Shared   01, 02    61,257
XTO ENERGY INC                  COM               98385X106     2,342    48,409    SH       Shared   01, 02    48,409
ZENITH NATL INS CORP            COM               989390109       302     7,889    SH       Shared   01, 02     7,889

                                                90            204,688